UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Anthion Management, LLC

Address: 160 Mercer Street
         2nd Floor
         New York, NY 10012



13F File Number: 028-14278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brendan McHugh
Title:  Chief Financial Officer
Phone:  (212) 404-6670


Signature, Place and Date of Signing:

/s/ Brendan McHugh               New York, New York          November 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                36

Form 13F Information Table Value Total:          $394,966
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                   FORM 13F INFORMATION TABLE
                                                     Anthion Management, LLC
                                                        September 30, 2011


COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE                        VALUE        SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)      PRN AMT PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE

AEROFLEX HLDG CORP            COM             007767106      4,160      457,187 SH           SOLE        NONE       457,187
APPLE INC                     COM             037833100     10,377       27,214 SH           SOLE        NONE        27,214
ARTHROCARE CORP               COM             043136100     11,435      397,454 SH           SOLE        NONE       397,454
AVIAT NETWORKS INC            COM             05366Y102      3,073    1,307,503 SH           SOLE        NONE     1,307,503
CHEMTURA CORP                 COM NEW         163893209      1,395      139,075 SH           SOLE        NONE       139,075
COGDELL SPENCER INC           COM             19238U107      2,262      600,000 SH           SOLE        NONE       600,000
DIRECTV                       COM CL A        25490A101      2,181       51,595 SH           SOLE        NONE        51,595
DYNEGY INC DEL                COM             26817G300     15,353    3,726,466 SH           SOLE        NONE     3,726,466
E TRADE FINANCIAL CORP        COM NEW         269246401      2,662      292,201 SH           SOLE        NONE       292,201
EARTHLINK INC                 COM             270321102     12,826    1,964,222 SH           SOLE        NONE     1,964,222
ENERGY PARTNERS LTD           COM NEW         29270U303      7,841      708,283 SH           SOLE        NONE       708,283
HARBIN ELECTRIC INC           COM             41145W109     20,908    1,012,500     PUT      SOLE        NONE     1,012,500
HARTFORD FINL SVCS GROUP INC  COM             416515104      2,583      160,041 SH           SOLE        NONE       160,041
HAWAIIAN TELCOM HOLDCO INC    COM             420031106      3,937      282,425 SH           SOLE        NONE       282,425
IAC INTERACTIVECORP           COM PAR $.001   44919P508      3,142       79,439 SH           SOLE        NONE        79,439
INTERDIGITAL INC              COM             45867G101      3,327       71,425 SH           SOLE        NONE        71,425
INTERNATIONAL BUSINESS MACHS  COM             459200101     52,461      300,000     PUT      SOLE        NONE       300,000
ISHARES SILVER TRUST          ISHARES         46428Q109     17,346      600,000 SH           SOLE        NONE       600,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A  530322304     15,306      240,815 SH           SOLE        NONE       240,815
LIZ CLAIBORNE INC             COM             539320101      5,428    1,085,674 SH           SOLE        NONE     1,085,674
MEMC ELECTR MATLS INC         COM             552715104      4,735      903,536 SH           SOLE        NONE       903,536
MENTOR GRAPHICS CORP          COM             587200106     13,245    1,376,802 SH           SOLE        NONE     1,376,802
MI DEVS INC                   COM             55304X104      2,174       81,881 SH           SOLE        NONE        81,881
MOTOROLA SOLUTIONS INC        COM NEW         620076307      5,478      130,731 SH           SOLE        NONE       130,731
NATUS MEDICAL INC DEL         COM             639050103      3,711      390,200 SH           SOLE        NONE       390,200
ONCOTHYREON INC               COM             682324108      6,219    1,040,016 SH           SOLE        NONE     1,040,016
ONCOTHYREON INC               COM             682324108      2,854      477,200     CALL     SOLE        NONE       477,200
PAIN THERAPEUTICS INC         COM             69562K100      2,524      530,189 SH           SOLE        NONE       530,189
PENDRELL CORP                 COM             70686R104        529      235,012 SH           SOLE        NONE       235,012
PLAINS EXPL& PRODTN CO        COM             726505100      4,812      211,889 SH           SOLE        NONE       211,889
ROCK-TENN CO                  CL A            772739207      8,542      175,465 SH           SOLE        NONE       175,465
SEALED AIR CORP NEW           COM             81211K100      6,073      363,644 SH           SOLE        NONE       363,644
SPDR S&P 500 ETF TR           TR UNIT         78462F103     22,630      200,000     CALL     SOLE        NONE       200,000
SPDR S&P 500 ETF TR           TR UNIT         78462F103     67,890      600,000     PUT      SOLE        NONE       600,000
SUNSTONE HOTEL INVS INC NEW   COM             867892101      9,691    1,703,155 SH           SOLE        NONE     1,703,155
VALEANT PHARMACEUTICALS INTL  COM             91911K102     35,856      965,947 SH           SOLE        NONE       965,947



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